Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Gain loss on hedging instrument [Member] TWD ($)	Gain loss on hedging instrument [Member] USD ($)	Other equity[member] TWD ($)	Other equity[member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity Attributable to Owners of the Company [member] TWD ($)	Equity Attributable to Owners of the Company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)	Unearned Employee Compensation [Member] TWD ($)	Unearned Employee Compensation [Member] USD ($)
Balance at January 1 (Adjusted Balance [member]) at Dec. 31, 2018	$ 219,027,922		$ 43,217,144		$ 143,276,664				$ 3,353,938		$ 20,403,477		$ 23,757,415		$ (5,888,574)		$ (1,015,107)				$ (6,903,681)		$ (1,959,107)		$ 201,388,435		$ 17,639,487
Balance at January 1 at Dec. 31, 2018			4,321,714												(5,888,574)												17,639,487
Appropriation of earnings
Legal reserve							$ 2,203,895				(2,203,895)
Special reserve									3,548,844		(3,548,844)
Cash dividends distributed by the Company	(10,806,454)										(10,806,454)		(10,806,454)												(10,806,454)
Change from investments in associates accounted for using the equity method	3,604				3,604																				3,604
Other changes in the capital surplus	1,070				1,070																				1,070
Net profit for the year	18,268,565										17,060,591		17,060,591												17,060,591		1,207,974
Other comprehensive income (loss) for the year, net of income tax	(4,370,611)										(280,461)		(280,461)		(4,874,110)		1,216,165				(3,657,945)				(3,938,406)		(432,205)
Total comprehensive income (loss)	13,897,954										16,780,130		16,780,130		(4,874,110)		1,216,165				(3,657,945)				13,122,185		775,769
Issue of ordinary shares for capital increase by cash	(10,806,454)						2,203,895		3,548,844		(16,559,193)		(10,806,454)												(10,806,454)
Cash dividends received by subsidiaries from the Company	182,354				182,354																				182,354
Disposal of interest in associates and joint ventures accounted for using the equity method	(73,884)				(75,276)						1,392		1,392												(73,884)
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries	(7,114,703)				(2,779,613)																				(2,779,613)		(4,335,090)
Changes in percentage of ownership interest in subsidiaries	(3,977,486)				(1,960,167)																				(1,960,167)		(2,017,319)
Issue of ordinary shares under share-based payment arrangements	1,225,163		$ 88,143		1,137,020																				1,225,163
Issue of ordinary shares under share-based payment arrangements (Shares) | shares			8,814,000	8,814,000
Cash dividends distributed by subsidiaries	(360,245)																										(360,245)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	797,017				(875,293)																				(875,293)		1,672,310
Disposal of investments in equity instruments at fair value through other comprehensive income											404,156		404,156				(404,156)				(404,156)
Balance at December 31 at Dec. 31, 2019	212,802,312		$ 43,305,287		138,910,363		2,203,895		6,902,782		21,029,962		30,136,639		(10,762,684)		(203,098)				(10,965,782)		(1,959,107)		199,427,400		13,374,912
Ending balance, shares at Dec. 31, 2019 | shares			4,330,528	4,330,528
Appropriation of earnings
Legal reserve							1,697,489				(1,697,489)
Special reserve									3,944,915		(3,944,915)
Cash dividends distributed by the Company	(8,668,331)										(8,668,331)		(8,668,331)												(8,668,331)
Change from investments in associates accounted for using the equity method	22,774				22,774																				22,774
Other changes in the capital surplus	1,608				1,608																				1,608
Net profit for the year	28,651,900										26,970,580		26,970,580												26,970,580		1,681,320
Other comprehensive income (loss) for the year, net of income tax	495,313										(469,748)		(469,748)		(879,255)		2,248,414		$ (429,265)		939,894				470,146		25,167
Total comprehensive income (loss)	29,147,213										26,500,832		26,500,832		(879,255)		2,248,414		(429,265)		939,894				27,440,726		1,706,487
Issue of ordinary shares for capital increase by cash	(8,668,331)						1,697,489		3,944,915		(14,310,735)		(8,668,331)												(8,668,331)
Cash dividends received by subsidiaries from the Company	145,741				145,741																				145,741
Disposal of interest in associates and joint ventures accounted for using the equity method	2,313				2,199						(980)		(980)				1,094		0		1,094				2,313
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries	(129,942)				(13,502)																				(13,502)		(116,440)
Changes in percentage of ownership interest in subsidiaries	(4,128,788)				(780,533)						(2,760,175)		(2,760,175)												(3,540,708)		(588,080)
Issue of ordinary shares under share-based payment arrangements	1,799,425		$ 210,633		1,588,792																				1,799,425
Issue of ordinary shares under share-based payment arrangements (Shares) | shares			21,064,000	21,064,000
Cash dividends distributed by subsidiaries	(346,774)																										(346,774)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	1,089,565				(109,892)						(392,447)		(392,447)												(502,339)		1,591,904
Disposal of investments in equity instruments at fair value through other comprehensive income											18,508		18,508				(18,508)				(18,508)
Balance at December 31 at Dec. 31, 2020	231,737,116		$ 43,515,920		139,767,550		3,901,384		10,847,697		30,084,965		44,834,046		(11,641,939)	$ (419,681)	2,027,902		(429,265)		(10,043,302)		(1,959,107)		216,115,107		15,622,009	$ 563,158
Ending balance, shares at Dec. 31, 2020 | shares			4,351,592	4,351,592
Appropriation of earnings
Legal reserve							2,398,814				(2,398,814)
Special reserve									(1,278,670)		1,278,670
Cash dividends distributed by the Company	(18,389,856)										(18,389,856)		(18,389,856)												(18,389,856)
Change from investments in associates accounted for using the equity method	(30,533)				(30,533)						450,054		450,054				(450,054)				(450,054)				(30,533)
Other changes in the capital surplus	1,633				1,633																				1,633
Net profit for the year	62,249,997	$ 2,244,050									60,150,167		60,150,167												60,150,167		2,099,830
Other comprehensive income (loss) for the year, net of income tax	406,016	14,637									25,842		25,842		(3,751,707)		3,654,754		551,098		454,145				479,987		(73,971)
Total comprehensive income (loss)	62,656,013	2,258,687									60,176,009		60,176,009		(3,751,707)		3,654,754		551,098		454,145				60,630,154		2,025,859
Buy-back of ordinary shares	(5,529,255)																						(5,529,255)		(5,529,255)
Issue of ordinary shares for capital increase by cash	(18,389,856)						2,398,814		(1,278,670)		(19,510,000)		(18,389,856)												(18,389,856)
Issue of convertible bonds by subsidiaries	393,199																										393,199
Cash dividends received by subsidiaries from the Company	305,737				305,737																				305,737
Changes in percentage of ownership interest in subsidiaries	(5,337,683)				(58,448)						(2,530,714)		(2,530,714)												(2,589,162)		(2,748,521)
Issue of ordinary shares under share-based payment arrangements	3,054,372		$ 570,582		3,648,781																(1,164,991)				3,054,372				$ (1,164,991)
Issue of ordinary shares under share-based payment arrangements (Shares) | shares			57,058,000	57,058,000
Cash dividends distributed by subsidiaries	(1,062,529)																										(1,062,529)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	372,846				58,448																				58,448		314,398
Disposal of investments in equity instruments at fair value through other comprehensive income											1,042,241		1,042,241				(1,042,241)				(1,042,241)
Balance at December 31 at Dec. 31, 2021	$ 268,171,060	$ 9,667,306	$ 44,086,502	$ 1,589,275	$ 143,693,168	$ 5,179,999	$ 6,300,198	$ 227,116	$ 9,569,027	$ 344,954	$ 69,712,555	$ 2,513,070	$ 85,581,780	$ 3,085,140	$ (15,393,646)	$ (554,926)	$ 4,190,361	$ 151,058	$ 121,833	$ 4,392	$ (12,246,443)	$ (441,472)	$ (7,488,362)	$ (269,948)	$ 253,626,645	$ 9,142,994	$ 14,544,415	$ 524,312	$ (1,164,991)	$ (41,996)
Ending balance, shares at Dec. 31, 2021 | shares			4,408,650	4,408,650